Acquisitions - Findus Switzerland (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Assets	€ 6,431.6	€ 6,416.7
Total liabilities	3,769.1	3,824.8
Deferred tax liabilities	(292.7)	(425.1)
Trade and other current payables	(829.1)	(769.8)
Assets (liabilities)	€ 2,662.5	€ 2,591.9